UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $394,507 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108     7013  5233700 SH       SOLE                  5233700
AMERICAN WOODMARK CORP         COM              030506109     9958   471285 SH       SOLE                   471285
ASSET ACCEP CAP CORP           COM              04543P100    23093  1889800 SH       SOLE                  1889800
ASSURED GUARANTY LTD           COM              G0585R106     6685   371600 SH       SOLE                   371600
BLOCKBUSTER INC                CL A             093679108    15726  6290300 SH       SOLE                  6290300
BRUNSWICK CORP                 COM              117043109    13713  1293700 SH       SOLE                  1293700
CLEVELAND CLIFFS INC           COM              185896107     3099    26000 SH       SOLE                    26000
COINSTAR INC                   COM              19259P300    41938  1282106 SH       SOLE                  1282106
COMCAST CORP NEW               CL A             20030N101    31272  1648504 SH       SOLE                  1648504
COMMERCIAL METALS CO           COM              201723103    10447   277100 SH       SOLE                   277100
CPI CORP                       COM              125902106     6057   323400 SH       SOLE                   323400
ENCORE CAP GROUP INC           COM              292554102     7927   897700 SH       SOLE                   897700
HOME DEPOT INC                 COM              437076102    14790   631500 SH       SOLE                   631500
IDT CORP                       CL B             448947309     5199  3058439 SH       SOLE                  3058439
LIBERTY GLOBAL INC             COM SER A        530555101     8800   280000 SH       SOLE                   280000
MACYS INC                      COM              55616P104    13559   698200 SH       SOLE                   698200
MARINEMAX INC                  COM              567908108     5765   804000 SH       SOLE                   804000
MBIA INC                       COM              55262C100     1681    35234 SH  CALL SOLE                    35234
MBIA INC                       COM              55262C100    25312  5765840 SH       SOLE                  5765840
MENS WEARHOUSE INC             COM              587118100     8039   493503 SH       SOLE                   493503
MUELLER WTR PRODS INC          COM SER B        624758207    11595  1357780 SH       SOLE                  1357780
NUCOR CORP                     COM              670346105    16256   217700 SH       SOLE                   217700
PHH CORP                       COM NEW          693320202    15058   981000 SH       SOLE                   981000
POLYONE CORP                   COM              73179P106    22043  3162500 SH       SOLE                  3162500
QUANEX BUILDING PRODUCTS COR   COM              747619104     6041   406500 SH       SOLE                   406500
RADIO ONE INC                  CL D NON VTG     75040P405     9517  7377198 SH       SOLE                  7377198
SLM CORP                       COM              78442P106    19189   991700 SH       SOLE                   991700
TEKELEC                        COM              879101103     5675   385800 SH       SOLE                   385800
UNITED STATES STL CORP NEW     COM              912909108     4435    24000 SH       SOLE                    24000
VALUEVISION MEDIA INC          CL A             92047K107    12498  3500910 SH       SOLE                  3500910
YAHOO INC                      COM              984332106    12127   587000 SH       SOLE                   587000